Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000230413 | Apple8123494
Holdings [Line Items]
Percent of Total Investments	5.00%
C000230413 | Microsoft Corp8122257
Holdings [Line Items]
Percent of Total Investments	4.80%
C000230413 | NVIDIA Corp8122412
Holdings [Line Items]
Percent of Total Investments	4.30%
C000230413 | Amazon.com Inc8123400
Holdings [Line Items]
Percent of Total Investments	2.70%
C000230413 | Meta Platforms8122237
Holdings [Line Items]
Percent of Total Investments	1.60%
C000230413 | Alphabet Inc8123391
Holdings [Line Items]
Percent of Total Investments	1.60%
C000230413 | Alphabet Inc8123394
Holdings [Line Items]
Percent of Total Investments	1.30%
C000230413 | Berkshire Hathaway Inc8122707
Holdings [Line Items]
Percent of Total Investments	1.20%
C000230413 | Broadcom Inc8122781
Holdings [Line Items]
Percent of Total Investments	1.10%
C000230413 | Eli Lilly8122441
Holdings [Line Items]
Percent of Total Investments	1.10%
C000230413 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000230413 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000230413 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000230413 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000230413 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000230413 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000230413 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230413 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000230413 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000230413 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000230413 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000230413 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000230413 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000230413 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000230414 | U.S. Treasury Notes8124069
Holdings [Line Items]
Percent of Total Investments	3.50%
C000230414 | U.S. Treasury Notes8124072
Holdings [Line Items]
Percent of Total Investments	3.20%
C000230414 | U.S. Treasury Notes8124055
Holdings [Line Items]
Percent of Total Investments	3.20%
C000230414 | U.S. Treasury Notes8124120
Holdings [Line Items]
Percent of Total Investments	2.90%
C000230414 | U.S. Treasury Notes8124105
Holdings [Line Items]
Percent of Total Investments	2.90%
C000230414 | U.S. Treasury Notes8124075
Holdings [Line Items]
Percent of Total Investments	2.90%
C000230414 | U.S. Treasury Bonds8124043
Holdings [Line Items]
Percent of Total Investments	2.80%
C000230414 | U.S. Treasury Notes8124091
Holdings [Line Items]
Percent of Total Investments	2.60%
C000230414 | U.S. Treasury Bonds8124046
Holdings [Line Items]
Percent of Total Investments	2.20%
C000230414 | U.S. Treasury Bonds8124040
Holdings [Line Items]
Percent of Total Investments	2.10%
C000230414 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000230414 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000230414 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000230414 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000230414 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000230414 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000230414 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000230414 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000230414 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000230414 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000230414 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000230414 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000230414 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000230414 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000230414 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000230414 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000230415 | SPDR Bloomberg Emerging Markets USD Bond ETF8123107
Holdings [Line Items]
Percent of Total Investments	49.40%
C000230415 | SPDR Portfolio High Yield Bond ETF8123111
Holdings [Line Items]
Percent of Total Investments	49.20%
C000230415 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000230415 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.70%